Hybrid Financial Instruments: Convertible debentures with embedded derivatives (Details)		12 Months Ended
	Mar. 27, 2024 USD ($) d $ / shares	Dec. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Unsecured convertible debentures	$ 50,000,000.0
Unsecured convertible debentures bear interest tem	48 months
Number of proceeding trading days | d	5
Unsecured convertible debentures price (in Dollars per share) | $ / shares	$ 8.00
Interest payable		$ 553,286
Accrued interest		3,690,136
Weighted average rate	30.00%
Volume-weighted average price (in dollars per share) | $ / shares	$ 8.00
Conversion price rate	50.00%
Number of trading days | d	15
Number of consecutive trading days | d	30
Aggregate principal amount	$ 352,348
Percentage of total transaction costs	53.00%
Transaction costs	$ 750,000
Issuance discount rate	1.50%
Derivative liability	$ 26,500,000
Debt instrument	$ 23,500,000
Amortized cost effective interest rate	33.80%
Conversion price long term	4 years
Effective interest rate term	4 years
Embedded derivative liability		20,800,000
Market credit value		5,771,000
Fair value increase value		$ 5,771,000
Secured Overnight Financing Rate
Disclosure of detailed information about financial instruments [line items]
Interest percentage	4.00%
Secured overnight financing floor rate	3.00%
Secured Overnight Financing Rate | Lifezone
Disclosure of detailed information about financial instruments [line items]
Interest percentage	105.00%
Interest Shares
Disclosure of detailed information about financial instruments [line items]
Interest percentage	7.50%
Unsecured Convertible Debentures
Disclosure of detailed information about financial instruments [line items]
Unsecured convertible debentures price (in Dollars per share) | $ / shares	$ 4.00
Embedded Derivative Liability
Disclosure of detailed information about financial instruments [line items]
Assumed volatility rate	65.00%